Note 12 - Accumulated Deficit During Development Stage (Tables)	12 Months Ended
Jun. 30, 2026
Statement Line Items [Line Items]
Disclosure of components of accumulated deficit during development stage [text block]
	Years Ended June 30,
	2026	2025	2024

Balance at beginning of year	225,888,680	214,161,131	195,130,889
Net loss for the year	23,400,949	12,147,828	19,123,464
Reclassify expired options from reserves	(3,705,344)	(326,544)	-
Reclassify forfeited options from reserves	-	(93,735)	(93,222)
Balance at end of year	245,584,285	225,888,680	214,161,131